Intangible Assets (Details) - Schedule of estimated annual amortization expense	Dec. 31, 2021 USD ($)
Schedule of estimated annual amortization expense [Abstract]
2022	$ 1,458,780
2023	1,458,780
2024	1,458,750
2025	1,325,745
2026	1,157,523
Thereafter	4,584,319
Total	$ 11,443,897